Note 23 - Subsequent Events (Details Textual)	3 Months Ended			12 Months Ended
	Apr. 14, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Proceeds from Convertible Debt		$ 178,000	$ 147,034	$ 1,045,914	$ 1,565,887
Subsequent Event [Member]
Proceeds from Convertible Debt	$ 208,000
Debt Instrument, Convertible, Number of Equity Instruments	130,000